Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Borrowings [Abstract]
Schedule of Borrowings

	December 31, 2015	December 31, 2014
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	$119,250	$128,250
BNP Paribas S.A. and DVB Bank S.E.	65,250	69,750
DVB Bank S.E. and ABN Amro Bank N.V.	—	17,931
Eurobank Ergasias S.A. $52,200	41,025	43,753
Eurobank Ergasias S.A. $52,000	38,550	40,998
Norddeutsche Landesbank Girozentrale	26,953	24,971
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank	51,953	55,078
Ship Mortgage Notes $670,000	670,000	670,000
Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB	125,000	74,639
HSH Nordbank AG $40,300	34,633	37,152
BNP Paribas $44,000	44,000	—

	1,216,614	1,162,522
Less: Deferred finance costs, net	(20,640)	(22,330)
Add: bond premium	1,609	1,810

Total borrowings	$1,197,583	$1,142,002
Less: current portion, net of deferred finance costs	(62,643)	(31,882)
Total long-term borrowings, net of current portion, bond premium and deferred finance costs	$1,134,940	$1,110,120

Long-Term Debt Obligations

December 31, 2015
Long-Term Debt Obligations:
Year
December 31, 2016	$64,382
December 31, 2017	62,132
December 31, 2018	73,549
December 31, 2019	131,359
December 31, 2020	135,722
December 31, 2021 and thereafter	749,470

Total	$1,216,614